VIA EDGAR

September 3, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company
File No. 811-05980

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “1940 Act”), the above referenced separate account, a unit investment trust registered under the 1940 Act, has sent (or will send) to its contract owners the semi-annual reports dated June 30, 2021, for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1(b) under the 1940 Act.

Pursuant to Rule 30d-1 under the 1940 Act, the management investment companies listed below filed, or will file, annual reports with the Commission via EDGAR and are incorporated by reference herein.

Investment Company	1940 Act Registration No.	CIK No.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452	0000896435
American Century Variable Portfolios, Inc.	811-05188	0000814680
American Funds Insurance Series	811-03857	0000729528
BlackRock Variable Series Funds, Inc.	811-03290	0000355916
Fidelity Variable Insurance Products Funds	811-05361	0000823535
First Trust Variable Insurance Trust	811-22652	0001537395
Franklin Templeton Variable Insurance Products Trust	811-05583	0000837274
Ivy Variable Insurance Portfolios	811-05017	0000810016
Janus Aspen Series	811-07736	0000906185
JPMorgan Insurance Trust	811-07874	0000909221
Legg Mason Partners Variable Equity Trust	811-21128	0001176343
Lord Abbett Series Fund, Inc.	811-05876	0000855396
MFS Variable Insurance Trust	811-08326	0000918571
Neuberger Berman Advisers Management Trust	811-04255	0000736913
Pacific Select Fund	811-05141	0000813900
PIMCO Variable Insurance Trust	811-08399	0001047304
State Street Variable Insurance Series Funds, Inc.	811-04041	0000746687
Van Eck VIP Trust	811-05083	0000811976

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage
Assistant Vice President & Counsel
Pacific Life Insurance Company